Fair Value Hierarchy - Summary of Changes in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Gain on termination of warrant			$ (139)
Extinguishment of debt		$ (25,081)	(51,079)
Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value	$ 3,838	76,423	29,820
Change in fair value	(3,367)	(59,662)	(15,770)
Issuance of warrants		15,315	57,133
Extinguishment of debt		25,081
Modification of warrants			5,379
Conversion to common stock		(65,664)
Interest Recorded on Warrants Issued		12,345
Fair value	$ 471	$ 3,838	$ 76,423